Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$193,124,401.80	0.6552587	$170,651,307.64	0.5790089	$22,473,094.16
Class A-2-B Notes	$68,979,085.19	0.6552587	$60,952,272.10	0.5790089	$8,026,813.09
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$778,503,486.98	0.6431787	$748,003,579.73	0.6179805	$30,499,907.25

Weighted Avg. Coupon (WAC)	3.25%		3.24%
Weighted Avg. Remaining Maturity (WARM)	45.73		44.78
Pool Receivables Balance	$854,396,042.37		$822,385,519.20
Remaining Number of Receivables	59,102		57,951

Adjusted Pool Balance	$820,712,197.25		$790,212,290.00

III. COLLECTIONS

Principal:
Principal Collections	$30,320,318.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,034,862.93
Total Principal Collections	$31,355,180.95

Interest:
Interest Collections	$2,238,624.77
Late Fees & Other Charges	$69,579.40
Interest on Repurchase Principal	$-
Total Interest Collections	$2,308,204.17

Collection Account Interest	$34,086.84
Reserve Account Interest	$3,730.50
Servicer Advances	$-

Total Collections	$33,701,202.46

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$33,701,202.46
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,701,202.46

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$711,996.70	$-	$711,996.70	711,996.70
	Collection Account Interest					$34,086.84
	Late Fees & Other Charges					$69,579.40
Total due to Servicer						$815,662.94

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$238,186.76		$238,186.76
	Class A-2-B Notes		$113,836.95		$113,836.95
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,046,298.79		$1,046,298.79	1,046,298.79

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$31,716,377.81

7.	Regular Principal Distribution Amount:					30,499,907.25

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$22,473,094.16
	Class A-2-B Notes				$8,026,813.09
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$30,499,907.25		$30,499,907.25
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$30,499,907.25		$30,499,907.25

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,216,470.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,683,845.12
Beginning Period Amount	$33,683,845.12
Current Period Amortization	$1,510,615.92
Ending Period Required Amount	$32,173,229.20
Ending Period Amount	$32,173,229.20
Next Distribution Date Required Amount	$30,697,329.51

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.14%	5.34%	5.34%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.95%	57,340	98.76%	$812,180,570.55
30 - 60 Days	0.89%	513	1.02%	$8,410,544.06
61 - 90 Days	0.15%	87	0.20%	$1,618,189.46
91-120 Days	0.02%	11	0.02%	$176,215.13
121 + Days	0.00%	0	0.00%	$-
Total		57,951		$822,385,519.20

Delinquent Receivables 30+ Days Past Due
Current Period	1.05%	611	1.24%	$10,204,948.65
1st Preceding Collection Period	1.11%	656	1.26%	$10,804,692.12
2nd Preceding Collection Period	1.37%	825	1.57%	$13,841,376.97
3rd Preceding Collection Period	1.33%	808	1.51%	$13,841,809.37
Four-Month Average	1.22%		1.40%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.22%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		80		$1,060,780.46
Repossession Inventory		148		$885,911.19

Current Charge-Offs
Gross Principal of Charge-Offs				$1,690,205.15
Recoveries				$(1,034,862.93)
Net Loss				$655,342.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.92%

Average Pool Balance for Current Period				$838,390,780.79

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.94%
1st Preceding Collection Period				0.64%
2nd Preceding Collection Period				1.01%
3rd Preceding Collection Period				1.64%
Four-Month Average				1.06%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		128	1,369	$17,861,987.72
Recoveries		119	1,046	$(8,036,417.77)
Net Loss				$9,825,569.95
Cumulative Net Loss as a % of Initial Pool Balance				0.76%

Net Loss for Receivables that have experienced a Net Loss *		103	1,058	$9,834,226.46
Average Net Loss for Receivables that have experienced a Net Loss				$9,295.11

Principal Balance of Extensions				$1,557,550.37
Number of Extensions				86

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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